Operating Segments (Details)	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Party [Member]
Operating Segments (Details) [Line Items]
Revenue generated amount	RM 3,268,262	$ (692,839)